Debt - Amortization and Prepayments (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Required minimum principal amortization payments
Total	$ 346,324	$ 325,389	$ 314,113
Capital stock of the first-tier foreign subsidiaries pledged (as a percent)	65.00%	65.00%
Senior Facilities
Required minimum principal amortization payments
2022	$ 38,394	$ 31,480
2024	271,562	271,562
Total	$ 309,956	$ 303,042